Loans Receivable, Net (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Past Due [Line Items]
Total past due	$ 334,383
Current
Total Loans	334,383
1-29 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total past due
30-59 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total past due
60 to 89 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total past due
Over 90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total past due	$ 334,383